Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2024	2023	2022
Wages and Salaries	5,830	6,214	4,286
Social security contributions	2,612	2,319	1,940
Net service costs	33	38	42
Total	8,475	8,571	6,268

Employee Benefit Plans - Schedule of Assumptions Used
	As at December 31,	As at December 31,	As at December 31,
Assumptions	2024	2023	2022
	France	France	France
Discount rate	3.10%	3.05%	3.65%
Expected rate of return on plan assets	n/a	n/a	n/a
Salary increases	3%	3%	3%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2024	2023	2022

Projected benefit obligation	426	396	575
Surplus/deficit	426	396	575

Opening balance sheet asset/provision (funded status)	426	396	575

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	426	396	575
Net service cost	34	38	43
Interest expense	13	14	4
Net benefits paid to participants	(7)	(22)	(24)
Actuarial losses/(gains)	26	(11)	(170)
Curtailment & settlement	-	-	-
Currency translation adjustment	(29)	11	(32)
Projected benefit obligation at end of year	463	426	396

Reconcilation to balance sheet end of year
Defined benefit obligation - funded plans	463	426	396
Surplus/deficit	463	426	396

Closing balance sheet asset/provision (funded status)	463	426	396

Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	(335)	(385)	(364)
Deficit	(335)	(385)	(364)

Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	52	47	52

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2024	2023	2022

Opening balance sheet liability (funded status)	426	396	575

Net service cost	34	38	43
Interest cost / (credit)	13	14	4
Settlement / curtailment cost / (credit)	-	-	-
Currency translation adjustment	-	-	-
Total net periodic benefit cost / (credit)	47	52	47

Actuarial (gain) / loss on liabilities due to experience	26	(11)	(170)
Total (gain) / loss recognized via OCI	26	(11)	(170)

Employer contributions paid in the year & Cashflow required to pay benefit payments	(7)	(22)	(24)
Total cashflow	(7)	(22)	(24)

Currency translation adjustment	(29)	11	(32)
Closing balance sheet liability (funded status)	463	426	396

Reconciliation of Net gain / loss
Amount at beginning of year	(385)	(364)	(205)
Liability (gain) / loss	26	(11)	(170)
Currency translation adjustment	24	(10)	11
Amount at December 31,	(335)	(385)	(364)

Employee Benefit Plans - Schedule of Future Contributions Payable	The table below shows the breakdown of expected future contributions payable to the Plan :
Period USD'000	France
2025	30
2026	50
2027	53
2028	39
2029	-
2030 to 2034	394